Balance Sheets (USD $)	Dec. 31, 2011	Jun. 30, 2012 Unaudited
CURRENT
Cash	$ 9,641	$ 49
Subscription receivable
TOTAL CURRENT ASSETS	9,641	49
FIXED - AT COST
Computer equipment	1,167	1,167
Less: Accumulated depreciation	(19)	(135)
TOTAL FIXED ASSETS	1,148	1,032
TOTAL ASSETS	10,789	1,081
LIABILITIES
Accounts payable	2,800	2,750
Due to shareholder	950	300
TOTAL LIABILITIES	3,750	3,050
STOCKHOLDER EQUITY
Commons shares, no par value, authorized - 5,000,000- issued and outstanding -681,850 (December 31, 2011 - 669,850)	17,485	18,685
RETAINED EARNINGS(DEFICIT)	(10,446)	(20,654)
TOTAL STOCKHOLDER EQUITY	7,039	(1,969)
TOTAL LIABILITIES AND STOCKHOLDER EQUITY	$ 10,789	$ 1,081